Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 11,092,614	$ 11,429,625
Less: accumulated depreciation	(2,188,483)	(1,584,603)
Plant and equipment, net	8,904,131	9,845,022
Office equipment and furniture [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	185,982	191,670
Transportation vehicles [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	490,745	508,032
Mechanical equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	1,529,390	1,571,663
Building [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 8,886,497	$ 9,158,260